Item 1. Report to Shareholders

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
August 31, 2004

                                                               Certified
                                                               Semiannual
                                                               Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------

As of 8/31/04

Tax-Efficient Multi-Cap Growth Fund  $9,240
Russell Midcap Growth Index  $8,082
Lipper Mid-Cap Growth Funds Index  $7,348

                                             Tax-Efficient
           Russell Midcap  Lipper Mid-Cap        Multi-Cap
             Growth Index    Growth Index      Growth Fund

12/29/00          $10,000         $10,000          $10,000

    8/01            7,528           7,738            8,590

    8/02            5,768           5,750            6,980

    8/03            7,521           7,128            8,730

    8/04            8,082           7,348            9,240

AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 8/31/04                               1 Year             12/29/00
--------------------------------------------------------------------------------

Tax-Efficient Multi-Cap Growth Fund                   4.78%*              -2.13%

Lipper Mid-Cap Growth Funds Index                     3.08                -8.06

Russell Midcap Growth Index                           7.46                -5.63

* The one-year return has been adjusted to reflect a 1% redemption fee for shares held less than two years. Without the adjustment, the return would have been 5.84%.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND PROFILE
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
                                             Tax-Efficient              Russell
                                                 Multi-Cap               Midcap
As of 8/31/04                                  Growth Fund         Growth Index
--------------------------------------------------------------------------------

Average Company Yield1                                 0.5%                 0.6%

P/E Ratio (based on next 12
months estimated earnings)2                          19.2x                18.4x

Investment-Weighted Median Market
Capitalization (bil)                       $           7.0      $           4.7


1 Source data: Bloomberg. 2 Source data: IBES.

Forecasts are in no way indicative of future investment returns.

EQUITY SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------

Information Technology                                27.3%                24.8%

Health Care                                           22.7                 22.9

Consumer Discretionary                                21.7                 20.9

Financials                                            13.5                 14.8

Industrials and Business Services                     10.3                 11.0

Consumer Staples                                       2.6                  2.9

Energy                                                 0.7                  1.5

Materials                                              1.2                  1.1

Reserves and Other                                     0.0                  0.1
--------------------------------------------------------------------------------
TOTAL                                                100.0%               100.0%

Historical weightings reflect current industry/sector classifications.

ASSET ALLOCATION
--------------------------------------------------------------------------------

Periods Ended                     8/31/03            2/29/04            8/31/04
--------------------------------------------------------------------------------

Common and Preferred Stocks           100%               100%               100%

Bonds (including
convertibles)                           0                  0                  0

Reserves and Other                      0                  0                  0
--------------------------------------------------------------------------------
TOTAL                                 100%               100%               100%

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------

                               Beginning            Ending        Expenses Paid
                           Account Value     Account Value        During Period*
                                  3/1/04           8/31/04    3/1/04 to 8/31/04
--------------------------------------------------------------------------------
Actual                    $        1,000   $        935.20      $          6.10

Hypothetical (assumes
5% return before expenses)         1,000          1,018.90                 6.36

* Expenses are equal to the fund's annualized expense ratio for the six-month period (1.25%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------


                      6 Months        Year                            12/29/00
                         Ended       Ended                             Through
                       8/31/04     2/29/04     2/28/03     2/28/02     2/28/01

NET ASSET VALUE

Beginning of period  $    9.88   $    6.66   $    8.60   $    9.25   $   10.00

Investment activities
  Net investment income
  (loss)                 (0.04)*     (0.06)*     (0.06)*     (0.06)*     (0.01)*

  Net realized and
  unrealized gain
  (loss)                 (0.60)       3.28       (1.88)      (0.59)      (0.74)

  Total from
  investment
  activities             (0.64)       3.22       (1.94)      (0.65)      (0.75)

NET ASSET VALUE

End of Period        $    9.24   $    9.88   $    6.66   $    8.60   $    9.25
--------------------------------------------------------------------------------

Ratios/Supplemental Data
Total return^            (6.48)%*    48.35%*    (22.56)%*    (7.03)%*   (7.50)%*

Ratio of total expenses
to average net assets     1.25%*+     1.25%*      1.25%*      1.25%*     1.25%*+

Ratio of net
investment income
(loss) to average
net assets              (0.77)%*+    (0.80)%*    (0.78)%*    (0.78)%*  (0.60)%*+

Portfolio
turnover rate             7.5%+       15.3%       27.0%       15.4%     10.4%+

Net assets,
end of period
(in thousands)       $  26,646   $  26,663   $  16,798   $  19,256   $  14,253


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.25% contractual expense limitation in effect through 6/30/06.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004


PORTFOLIO OF INVESTMENTS (1)                        Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS  99.9%

CONSUMER DISCRETIONARY  20.9%

Automobiles  0.9%

Harley-Davidson                                      2,000                  122

Thor Industries                                      2,000                   51

Winnebago ss.                                        2,000                   63

                                                                            236

Hotels, Restaurants & Leisure  3.8%

Carnival                                             1,500                   69

International Game Technology                        7,300                  211

Marriott, Class A                                    4,200                  199

Shuffle Master *ss.                                  2,000                   66

Starbucks *                                          6,300                  272

Station Casinos                                      3,500                  161

The Cheesecake Factory *ss.                          1,100                   46

                                                                          1,024

Household Durables  0.7%

Centex                                               1,400                   64

Lennar, Class A                                      2,900                  133

                                                                            197

Internet & Catalog Retail  1.1%

eBay *                                               3,400                  294

                                                                            294

Leisure Equipment & Products  0.5%

Brunswick                                            1,500                   59

Mattel                                               3,800                   61

                                                                            120

Media  7.8%

Citadel Broadcasting *                               1,000                   15

Cox Radio, Class A *                                 4,700                   79

Cumulus Media, Class A *                             2,500                   38

Dow Jones                                            1,300                   53

EchoStar Communications, Class A *                   1,500                   46

Entercom Communications *                            1,300                   49

Getty Images *                                       2,000                  111

Harte-Hanks                                          2,900                   72

Lamar Advertising, Class A *                         1,400                   61

McGraw-Hill                                          2,300                  174

Meredith                                             4,000                  200

New York Times, Class A                              2,000                   81

Omnicom                                              2,300                  158

Radio One, Class D *                                 4,600                   72

Regent Communications *                              4,400                   25

Salem Communications, Class A *                      2,100                   56

Scripps, Class A                                     1,600                  164

Spanish Broadcasting, Class A *                      9,500                   83

Univision Communications, Class A *                  6,375                  211

Washington Post, Class B                               200                  174

Westwood One *                                       2,300                   52

WPP Group ADR                                        2,400                  108

                                                                          2,082

Multiline Retail  1.5%

99 Cents Only Stores *ss.                              500                    7

Dollar General                                       9,400                  185

Dollar Tree Stores *                                 2,600                   61

Family Dollar Stores                                 5,300                  140

                                                                            393

Specialty Retail  3.7%

AutoZone *                                             800                   59

Bed Bath & Beyond *                                  3,800                  142

PETsMART                                             2,500                   70

Ross Stores                                          6,400                  135

Staples                                              5,500                  158

Tiffany                                              4,100                  127

TJX                                                  6,300                  133

Williams-Sonoma *                                    4,500                  158

Textiles, Apparel, & Luxury Goods  0.9%

Coach *                                              2,200                   93

Nike, Class B                                        2,000                  150

                                                                            243

TOTAL CONSUMER DISCRETIONARY                                              5,571

CONSUMER STAPLES  2.9%

Beverages  0.0%

Cott *                                                 500                   14

                                                                             14
Food & Staples Retailing  1.1%

Costco Wholesale                                     1,000                   41

CVS                                                  3,900                  156

Sysco                                                2,800                   90

                                                                            287
Food Products  1.3%

Delta Pine & Land                                    2,700                   69

Hershey Foods                                        2,300                  111

McCormick                                            1,000                   33

Tootsie Roll Industries                              1,030                   32

Wrigley                                              1,500                   93

                                                                            338
Household Products  0.1%

Clorox                                                 500                   26

                                                                             26

Personal Products  0.4%

Estee Lauder, Class A                                2,200                   97

                                                                             97

TOTAL CONSUMER STAPLES                                                      762

ENERGY  1.5%

Energy Equipment & Services  1.5%

Baker Hughes                                         4,500                  177

BJ Services *                                        2,500                  120

Smith International *                                2,000                  114

TOTAL ENERGY                                                                411

FINANCIALS  14.8%

Capital Markets  6.3%

A.G. Edwards                                           400                   14

AmeriTrade *                                         4,700                   54

AMVESCAP ADR ss.                                     2,000                   21

Charles Schwab                                       8,100                   77

Eaton Vance                                          3,100                  124

Federated Investors, Class B                         2,500                   72

Franklin Resources                                   4,600                  245

Investor's Financial Services                        2,800                  130

Janus Capital Group                                  2,500                   34

LaBranche & Co. *ss.                                 2,000                   16

Legg Mason                                             900                   73

Lehman Brothers                                        758                   56

Mellon Financial                                     5,500                  159

Northern Trust                                       6,100                  263

Raymond James Financial                                900                   22

SEI                                                  1,300                   42

State Street                                         5,100                  230

Waddell & Reed Financial, Class A                    3,000                   65

                                                                          1,697

Commercial Banks  2.0%

Boston Private Financial ss.                         2,700                   66

City National                                          700                   46

East West Bancorp                                    2,500                   91

First Horizon National                               1,000                   46

North Fork Bancorporation                            1,500                   63

Silicon Valley Bancshares *                          1,000                   37

Synovus Financial                                    3,600                   91

UCBH Holdings                                        2,200                   88

Consumer Finance  0.9%

Moneygram International *                            4,300                   72

SLM Corporation                                      4,200                  164

                                                                            236

Diversified Financial Services  1.0%

Moody's                                              3,800                  260

                                                                            260

Insurance  3.9%

AFLAC                                                3,600                  144

Ambac                                                2,100                  159

Arthur J. Gallagher                                  1,200                   38

Brown & Brown                                        1,000                   45

Markel *                                               300                   88

MBIA                                                 1,550                   89

Progressive Corporation                              1,700                  136

RenaissanceRe Holdings                               1,500                   72

Triad Guaranty *                                       800                   45

Willis Group Holdings                                6,400                  224

                                                                          1,040

Real Estate  0.2%

Jones Lang Lasalle *                                 1,800                   59

Trammell Crow *                                        400                    5

                                                                             64

Thrifts & Mortgage Finance  0.5%

MGIC Investment                                      1,000                   68

Radian Group                                         1,300                   58

                                                                            126

TOTAL FINANCIALS                                                          3,951

HEALTH CARE  22.9%

Biotechnology  4.3%

Amgen *                                                616                   36

Applied Biosystems Group - Applera                   1,300                   25

Biogen Idec *                                        2,700                  160

Cephalon *ss.                                        1,800                   85

Charles River Laboratories International *           1,000                   44

Chiron *                                             1,500                   64

Genzyme *                                            1,800                   97

Gilead Sciences *                                    4,000                  276

Martek Biosciences *                                 1,000                   53

MedImmune *                                            700                   17

Millennium Pharmaceuticals *                         2,000                   24

Protein Design Labs *                                1,000                   18

Qiagen NV *ss.                                       6,000                   54

Techne *                                             4,400                  170

Vertex Pharmaceuticals *                             1,000                   10

                                                                          1,133

Health Care Equipment & Supplies  8.1%

ArthroCare *ss.                                      1,000                   24

Becton, Dickinson                                    1,500                   72

Biomet                                               5,350                  244

C R Bard                                             1,400                   79

Dentsply International                               3,900                  199

Edwards Lifesciences *                               1,000                   35

Guidant                                              3,000                  179

Invitrogen *                                         2,200                  109

Millipore *                                          1,400                   71

ResMed *                                             1,400                   67

Respironics *                                        1,500                   80

Smith & Nephew ADR                                   1,400                   64

St. Jude Medical *                                   2,800                  188

Stryker                                              5,400                  245

Varian Medical Systems *                             5,800                  192

Waters Corporation *                                 1,900                   82

Zimmer Holdings *                                    3,300                  235

                                                                          2,165

Health Care Providers & Services  9.5%

AmerisourceBergen                                      900                   49

Anthem *                                             2,800                  227

Caremark RX *                                        5,500                  158

Coventry Health Care *                               3,750                  190

Davita *                                             2,700                   82

Express Scripts *                                    1,500                   95

Health Management, Class A                           3,000                   57

Henry Schein *                                       3,000                  187

IMS Health                                           3,134                   73

Laboratory Corporation of America *                  1,900                   79

Lincare Holdings *                                   2,900                   93

McKesson                                             3,000                   93

Medco *                                              2,000                   62

Omnicare                                             3,300                   96

Patterson Companies *                                2,600                  190

Quest Diagnostics                                    1,100                   94

Renal Care Group *                                   6,150                  195

UnitedHealth Group                                     820                   54

WellChoice *                                         6,000                  214

WellPoint Health Networks *                          2,400                  236

                                                                          2,524

Pharmaceuticals  1.0%

Allergan                                             2,000                  149

Forest Laboratories *                                2,800                  129

                                                                            278

TOTAL HEALTH CARE                                                         6,100

INDUSTRIALS & BUSINESS SERVICES  11.0%

Aerospace & Defense  1.0%

Embraer Aircraft ADR                                 2,500                   66

Mercury Computer Systems *                           2,500                   68

Rockwell Collins                                     3,600                  124

                                                                            258

Air Freight & Logistics  1.2%

C.H. Robinson Worldwide                              2,400                  102

Expeditors International of Washington               3,000                  146

UTi Worldwide                                        1,300                   67

                                                                            315

Commercial Services & Supplies  6.7%

Apollo Group, Class A *                              5,722                  446

ARAMARK, Class B                                     1,500                   38

Avery Dennison                                         900                   56

Career Education *                                   4,000                  124

ChoicePoint *                                        3,900                  165

Cintas                                               2,700                  111

Corporate Executive Board                            1,500                   88

Devry *                                              1,200                   23

Dun & Bradstreet *                                   1,000                   55

Education Management *                               5,200                  151

Equifax                                              3,000                   73

H&R Block                                              500                   24

HNI Corporation                                      1,500                   59

ITT Educational Services *                           2,000                   69

Manpower                                             2,300                   97

Robert Half International                            3,000                   74

Stericycle *                                         2,000                   94

Universal Technical Institute *                      1,500                   41

                                                                          1,788

Electrical Equipment  0.1%

Franklin Electric                                      600                   24

                                                                             24

Industrial Conglomerates  0.3%

Roper Industries                                     1,500                   83

                                                                             83

Machinery  1.6%

Cuno *                                               1,100                   63

Danaher                                              2,200                  113

Donaldson                                            1,600                   45

Dover                                                  200                    8

IDEX                                                 1,950                   60

ITT Industries                                         900                   71

Kaydon                                               1,100                   31

Pall                                                 2,000                   49

Road & Rail  0.1%

Landstar Systems *                                     500                   26

                                                                             26

TOTAL INDUSTRIALS & BUSINESS SERVICES                                     2,934

INFORMATION TECHNOLOGY  24.8%

Communications Equipment  1.5%

Corning *                                            8,000                   81

F5 Networks *                                        1,500                   37

JDS Uniphase *                                      18,000                   56

Juniper Networks *                                   3,000                   69

Plantronics                                          1,700                   66

Research In Motion *                                 1,600                   96

                                                                            405

Computers & Peripherals  1.8%

Diebold                                                300                   15

EMC *                                               11,000                  119

Lexmark International, Class A *                     2,500                  221

Network Appliance *                                  4,100                   82

QLogic *                                             1,500                   39

                                                                            476

Electronic Equipment & Instruments  1.8%

CDW                                                  2,500                  146

Jabil Circuit *                                      2,500                   52

Littelfuse *                                         1,000                   36

Mettler-Toledo International *                         800                   37

Molex, Class A                                       3,000                   75

National Instruments                                 1,450                   38

Symbol Technologies                                  6,900                   89

                                                                            473

Internet Software & Services  2.7%

IAC/InterActiveCorp *ss.                             6,000                  137

Monster Worldwide *                                  4,500                   91

Sina *ss.                                            4,500                   94

VeriSign *                                           8,000                  139

Yahoo! *                                             9,000                  256

                                                                            717

IT Services  3.7%

Affiliated Computer Services, Class A *ss.           1,900                  103

Certegy                                              4,600                  177

Cognizant Technology Solutions, Class A *            4,000                  110

DST Systems *                                        2,500                  113

Fiserv *                                             4,100                  143

Iron Mountain *                                      5,400                  166

Paychex                                              3,900                  116

Sabre Holdings, Class A                              2,500                   57

                                                                            985

Office Electronics  0.2%

Zebra Technologies, Class A *                          750                   43

                                                                             43

Semiconductor & Semiconductor Equipment  5.6%

Altera *                                             8,500                  161

Analog Devices                                       4,400                  153

Broadcom, Class A *                                  4,000                  109

Intersil Holding, Class A                            1,500                   26

KLA-Tencor *                                         2,200                   82

Lam Research *                                       3,200                   69

Linear Technology                                    4,900                  175

Marvell Technology Group *                           2,000                   46

Maxim Integrated Products                            4,063                  177

Microchip Technology                                 7,000                  185

National Semiconductor *                             3,000                   40

Novellus Systems *                                   1,400                   34

Semtech *                                            3,000                   54

Xilinx                                               6,500                  178

                                                                          1,489

Software  7.5%

Adobe Systems                                        5,000                  229

BMC Software *                                       4,300                   64

Cadence Design Systems *                             4,600                   57

Check Point Software Technologies *                  2,700                   47

Cognos *                                             1,500                   47

Computer Associates                                  7,900                  191

Electronic Arts *                                    4,400                  219

FactSet Research Systems ss.                         1,200                   54

Fair Isaac                                             500                   14

Internet Security Systems *                            500                    7

Intuit *                                             4,200                  178

Jack Henry & Associates                                500                    9

Kronos *                                             3,750                  160

McAfee *                                             5,500                  109

Mercury Interactive *                                3,000                  104

PeopleSoft *                                         3,000                   52

Red Hat *ss.                                         6,500                   80

Symantec *                                           6,400                  307

Synopsys *                                           1,200                   19

VERITAS Software *                                   4,000                   67

                                                                          2,014

TOTAL INFORMATION TECHNOLOGY                                              6,602

MATERIALS  1.1%

Chemicals  1.1%

Ecolab                                               4,800                  143

Sigma Aldrich                                        1,200                   69

Symyx Technologies *                                   800                   15

Valspar                                              1,200                   57

TOTAL MATERIALS                                                             284

Total Common Stocks (Cost  $19,555)                                      26,615

SHORT-TERM INVESTMENTS  0.0%

Money Market Fund  0.0%

T. Rowe Price Reserve Investment
Fund, 1.51% #                                        1,000                    1

Total Short-Term Investments (Cost  $1)                                       1

SECURITIES LENDING COLLATERAL  3.3%

Money Market Trust  3.3%

State Street Bank and Trust Company of
New Hampshire N.A. Securities Lending
Quality Trust units, 1.49% #                       878,898                  879

Total Securities Lending Collateral (Cost  $879)                            879

Total Investments in Securities

103.2% of Net Assets (Cost $20,435)                                     $27,495
                                                                        -------


(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

ss.  All or a portion of this security is on loan at August 31, 2004 - See
     Note 2

ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $20,435)         $             27,495

Other assets                                                                143

Total assets                                                             27,638

Liabilities

Total liabilities                                                           992

NET ASSETS                                                 $             26,646
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $               (105)

Undistributed net realized gain (loss)                                   (7,215)

Net unrealized gain (loss)                                                7,060

Paid-in-capital applicable to 2,883,591 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       26,906

NET ASSETS                                                 $             26,646
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               9.24
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        8/31/04

Investment Income (Loss)

Income

  Dividend                                                 $                 65

  Securities lending                                                          1

  Total income                                                               66

Expenses

  Investment management                                                      91

  Custody and accounting                                                     52

  Shareholder servicing                                                      19

  Registration                                                               15

  Prospectus and shareholder reports                                          8

  Legal and audit                                                             7

  Directors                                                                   3

  Miscellaneous                                                               2

  Reductions/repayments of fees and expenses
    Investment management fees (waived) repaid                              (26)

  Total expenses                                                            171

Net investment income (loss)                                               (105)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                      (63)

Change in net unrealized gain (loss) on securities                       (1,666)

Net realized and unrealized gain (loss)                                  (1,729)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             (1,834)
                                                                        -------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/04              2/29/04

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $          (105)     $          (175)

  Net realized gain (loss)                             (63)                (606)

  Change in net unrealized gain (loss)              (1,666)               9,041

  Increase (decrease) in net assets
  from operations                                   (1,834)               8,260

Capital share transactions *

  Shares sold                                        3,004                4,043

  Shares redeemed                                   (1,189)              (2,441)

  Redemption fees received                               2                    3

  Increase (decrease) in net assets from capital
  share transactions                                 1,817                1,605

Net Assets

Increase (decrease) during period                      (17)               9,865

Beginning of period                                 26,663               16,798

END OF PERIOD                              $        26,646      $        26,663
                                           ---------------      ---------------

(Including undistributed net investment income of $(105) at 8/31/04 and $0 at 2/29/04)

*Share information

  Shares sold                                          310                  464

  Shares redeemed                                     (124)                (289)

  Increase (decrease) in shares outstanding            186                  175

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 29, 2000. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than 2 years to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At August 31, 2004, the value of loaned securities was $853,000; aggregate collateral consisted of $879,000 in the money market pooled trust.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,683,000 and $1,011,000, respectively, for the six months ended August 31, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 29, 2004, the fund had $7,141,000 of unused capital loss carryforwards, of which $142,000 expire in 2006, $2,010,000 expire in 2010, $3,882,000 expire in 2011, and $1,107,000 expire in 2012.

At August 31, 2004, the cost of investments for federal income tax purposes was $20,435,000. Net unrealized gain aggregated $7,060,000 at period-end, of which $7,456,000 related to appreciated investments and $396,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $11,000.

The fund is also subject to a contractual expense limitation through June 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.25%. Through June 30, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at August 31, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $170,000 through February 28, 2006 and $26,000 through June 30, 2008

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $17,000 for T. Rowe Price Services, Inc. At period-end, a total of $8,000 of these expenses was payable.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended August 31, 2004, dividend income from the Reserve Funds totaled $1,000.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Semiannual Report


INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Tax-Efficient Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004